UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09153

Investment Company Act File Number

Eaton Vance Michigan Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Michigan Municipal Income Trust

February 28, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 156.3%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.1%
Michigan Municipal Bond Authority, 5.00%, 10/1/29	$600	$685,290
Michigan Municipal Bond Authority, 5.00%, 10/1/30	500	581,525

		$1,266,815

Education — 6.9%
Michigan State University, 5.00%, 2/15/40	$1,000	$1,127,800
Oakland University, 5.00%, 3/1/42	500	552,485
Wayne State University, 5.00%, 11/15/40	370	417,889

		$2,098,174

Electric Utilities — 9.0%
Holland, Electric Utility System, 5.00%, 7/1/39	$1,135	$1,277,635
Lansing Board of Water and Light, 5.50%, 7/1/41	500	594,650
Michigan Public Power Agency, 5.00%, 1/1/43	800	861,840

		$2,734,125

Escrowed/Prerefunded — 5.7%
Grand Valley State University, Prerefunded to 12/1/16, 5.625%, 12/1/29	$525	$573,148
Grand Valley State University, Prerefunded to 12/1/16, 5.75%, 12/1/34	525	574,302
Michigan Hospital Finance Authority, (MidMichigan Obligated Group), Prerefunded to 6/1/19, 6.125%, 6/1/39	500	605,110

		$1,752,560

General Obligations — 29.0%
Ann Arbor Public Schools, 4.50%, 5/1/24	$350	$380,460
Comstock Park Public Schools, 5.125%, 5/1/31	275	309,037
Comstock Park Public Schools, 5.25%, 5/1/33	220	246,530
East Grand Rapids Public Schools, 5.00%, 5/1/39	835	955,106
Jenison Public Schools, 5.00%, 5/1/28	500	560,080
Jenison Public Schools, 5.00%, 5/1/30	500	558,680
Kent County, 5.00%, 1/1/25	1,500	1,699,590
Kent County, (AMT), 5.00%, 1/1/28	1,000	1,122,090
Lansing Community College, 5.00%, 5/1/30	1,005	1,149,237
Michigan, 5.50%, 11/1/25	270	309,712
Walled Lake Consolidated School District, 5.00%, 5/1/34	365	419,491
Watervliet Public Schools, 5.00%, 5/1/38	1,000	1,145,550

		$8,855,563

Hospital — 27.8%
Grand Traverse County Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/47	$1,000	$1,117,580
Michigan Finance Authority, (McLaren Health Care), 5.00%, 6/1/35	250	274,520
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/32	500	559,190
Michigan Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/27	1,000	1,150,700
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	250	261,462
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	1,000	1,049,050
Michigan Hospital Finance Authority, (McLaren Health Care), 5.00%, 8/1/35	1,080	1,100,002
Monroe County Hospital Finance Authority, (Mercy Memorial Hospital Corp.), 5.375%, 6/1/26	425	438,001

Security	Principal Amount (000’s omitted)	Value
Royal Oak Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/39	$1,250	$1,400,500
Saginaw Hospital Finance Authority, (Covenant Medical Center, Inc.), 5.00%, 7/1/30	1,000	1,115,830

		$8,466,835

Housing — 0.5%
Michigan Housing Development Authority, 4.60%, 12/1/26	$135	$141,318

		$141,318

Industrial Development Revenue — 2.4%
Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	$750	$736,058

		$736,058

Insured-Education — 5.0%
Ferris State University, (AGC), 5.125%, 10/1/33	$570	$634,040
Ferris State University, (AGC), 5.25%, 10/1/38	500	558,340
Wayne State University, (AGM), 5.00%, 11/15/35	300	333,972

		$1,526,352

Insured-Electric Utilities — 3.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$630	$648,875
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	250	255,860
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	155	158,886

		$1,063,621

Insured-General Obligations — 26.0%
Battle Creek School District, (AGM), 5.00%, 5/1/37	$1,105	$1,188,538
Bay City Brownfield Redevelopment Authority, (BAM), 5.375%, 10/1/38	500	557,845
Byron Center Public Schools, (AGM), 3.75%, 5/1/26	150	157,685
Byron Center Public Schools, (AGM), 4.00%, 5/1/28	240	252,103
Detroit School District, (AGM), 5.25%, 5/1/32	300	358,284
Hartland Consolidated Schools, (AGM), 5.25%, 5/1/29	1,000	1,132,000
Livonia Public Schools, (AGM), 5.00%, 5/1/43	910	1,020,738
South Haven Public Schools, (BAM), 5.00%, 5/1/41	1,200	1,347,204
Van Dyke Public Schools, (AGM), 5.00%, 5/1/38	1,250	1,372,862
Westland Tax Increment Finance Authority, (BAM), 5.25%, 4/1/34	500	547,540

		$7,934,799

Insured-Lease Revenue/Certificates of Participation — 6.0%
Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$1,000	$502,700
Michigan Building Authority, (NPFG), 0.00%, 10/15/30	2,800	1,321,656

		$1,824,356

Insured-Special Tax Revenue — 0.4%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$895	$119,608

		$119,608

Insured-Transportation — 3.7%
Wayne County Airport Authority, (AGC), (AMT), 5.375%, 12/1/32	$1,000	$1,123,240

		$1,123,240

Insured-Water and Sewer — 7.1%
Detroit, Sewage Disposal System, (AGC), (FGIC), 5.00%, 7/1/36	$560	$575,378
Grand Rapids, Water Supply System, (AGC), 5.10%, 1/1/39	1,000	1,116,490
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	475	479,992

		$2,171,860

Lease Revenue/Certificates of Participation — 3.4%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/30	$1,000	$1,049,400

		$1,049,400

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 5.0%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$115	$127,594
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	125	138,675
Michigan Trunk Line Fund, 5.00%, 11/15/36	1,000	1,132,960
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	126,253

		$1,525,482

Water and Sewer — 10.8%
Detroit, Water Supply System, 5.25%, 7/1/41	$750	$800,302
Grand Rapids, Sanitary Sewer System, 5.00%, 1/1/28	735	921,977
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), 5.00%, 7/1/44	1,250	1,301,337
Port Huron, Water Supply System, 5.25%, 10/1/31	250	274,938

		$3,298,554

Total Tax-Exempt Investments — 156.3% (identified cost $44,004,637)		$47,688,720

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (57.4)%		$(17,500,159)

Other Assets, Less Liabilities — 1.1%		$317,871

Net Assets Applicable to Common Shares — 100.0%		$30,506,432

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2015, 33.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.3% to 13.3% of total investments.

The Trust did not have any open financial instruments at February 28, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$43,946,882

Gross unrealized appreciation	$3,828,867
Gross unrealized depreciation	(87,029)

Net unrealized appreciation	$3,741,838

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2015, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$47,688,720	$—	$47,688,720
Total Investments	$—	$47,688,720	$—	$47,688,720

The Trust held no investments or other financial instruments as of November 30, 2014 whose fair value was determined using Level 3 inputs. At February 28, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Michigan Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 20, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 20, 2015